                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-5970

                               CASH ACCOUNT TRUST
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: 312-537-7000
                                                            ------------
                   Philip J. Collora, Assistant Secretary
                             Cash Account Trust
            222 South Riverside Plaza, Chicago, Illinois 60606-5808
            -------------------------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        4/30

Date of reporting period:       4/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

Premier Money Market Shares

A N N U A L R E P O R T T O S H A R E H O L D E R S

April 30, 2003

Money Market Portfolio

Government Securities Portfolio

Tax-Exempt Portfolio

Portfolio Management Review

In the following interview, Portfolio Managers Steven Boyd and Geoffrey Gibbs discuss Cash Account Trust - Premier Money Market Shares' performance and the market environment during the 12-month period ended April 30, 2003.

Q: What was the money market environment in the period?

A: Stock market elation over the progress of the war had a significant effect on money markets. That's why it's been so hard to pin down where money market yields are day-to-day. For example, the one-year LIBOR (the London Inter-Bank Offered Rate, a standard measurement for short-term interest rates) was 1.35% on April 30; just 14 days earlier, it was 1.45%. We consider that to be a huge swing in less than two weeks.

Q: How was the portfolio positioned for the period?

A: During the period, we purchased securities across the money market maturity spectrum. We also emphasized agency callable securities. There are several reasons why we purchased these securities: First, the callable securities that we purchase are primarily those with one-year maturities. Though we understand that such a security could be called in by the issuer and its principal refunded in as little as 90 or 180 days, we can still obtain one-year coupon yields for however long we hold the security. Second, because the issues are callable, they offer a yield premium over noncallable securities. Because the fund holds a large number of different kinds of callable securities (callable within three months or six months; one-time call features or continued call features), we manage the structure of the portfolio carefully, and we constantly seek a balance so that the fund is not exposed to too many potential calls at one time. Perhaps most important, the credit quality of these issues is strong - almost all are issued by government agencies.

During the latter part of the period, when one-year money market yields began to dip below shorter-term yields, we began to purchase short-term securities and agency callables in addition to the longer-dated securities we had purchased earlier.

We generally kept the Tax-Exempt series' weighted average maturity in a neutral-to-the-benchmark range. We actively adjusted the series' relative maturity position to prepare for seasonal events and supply/demand phenomena, such as tax time in April, high issuance in June, and the January and July reinvestment periods.

Within the Tax-Exempt series, we continued to focus on the highest-quality investments while seeking competitive yields across the municipal investment spectrum. In particular, we emphasized essential services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or insurance company. The fund was able to participate in large-issuance sales by Texas and California during the first half of the fiscal year, making purchases at attractive yield levels. Unfortunately, due to falling revenues, rising expenditures and government inaction, the State of California was downgraded in December 2002 by ratings agency Standard & Poor's. We subsequently sold virtually all of the series' State of California holdings by the end of the fiscal year.

Portfolio Performance
As of April 30, 2003

7-Day Current Yield
Money Market Portfolio - Premier Money Market Shares	0.29%
Government Securities Portfolio - Premier Money Market Shares	0.20%
Tax-Exempt Portfolio - Premier Money Market Shares	0.28%
(Equivalent Taxable Yield)	0.43%

Past performance is no guarantee of future results. Yields fluctuate with changing market conditions and are not guaranteed.

Q: How did portfolio perform during the period?

A: For the period ended April 30, 2003, the Cash Account Trust's portfolios registered favorable performance and achieved their stated objectives of providing maximum current income (exempt from federal income taxes for the Tax-Exempt Portfolio) while maintaining stability of capital.

Q: What is your investment outlook?

A: Going forward, we will continue our insistence on the highest credit quality in the portfolio. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yields for our shareholders.

Notes

Current annualized yield is the 7-day annualized net investment income per share as of the indicated date. The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35.0%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the portfolios is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolios seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the portfolios.

The views expressed in this report reflect those of the portfolio managers only through the end of the period stated above. The managers' views are subject to change at any time, based on market and other conditions.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio of Investments as of April 30, 2003

Money Market Portfolio	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 37.1%
Canadian Imperial Bank of Commerce, 1.25%, 4/5/2004	50,000,000	49,948,334
Canadian Imperial Bank of Commerce, 1.35%, 6/10/2003	15,000,000	15,000,000
Credit Agricole Indosuez SA, 1.26%, 6/24/2003	30,000,000	30,000,000
Credit Lyonnais SA, 1.27%, 5/27/2003	20,000,000	20,000,000
Danske Bank AS, 1.39%, 5/1/2003	150,000,000	150,000,000
Dexia Bank, 1.375%, 5/1/2003	150,000,000	150,000,000
Dresdner Bank AG, 2.58%, 5/8/2003	20,500,000	20,500,335
Federal National Mortgage Association, 1.33%*, 1/29/2004	10,000,000	10,000,000
First Tennessee Bank NA, 1.2%, 7/2/2003	10,000,000	9,998,959
First Tennessee Bank NA, 1.25%, 7/22/2003	18,250,000	18,249,789
Fortis Bank NV, 1.36%, 4/5/2004	50,000,000	50,000,000
ING Bank NV, 1.43%, 1/21/2004	60,000,000	60,000,000
Landesbank Baden Wurttemberg, 2.41%, 6/16/2003	27,000,000	27,003,841
Landesbank Hessen-Thuringen Girozentrale, 1.4%, 1/29/2004	75,000,000	75,000,000
Landesbank Hessen-Thuringen Girozentrale, 1.46%, 1/15/2004	10,000,000	10,000,355
Morgan Stanley, 1.41%*, 5/22/2003	20,000,000	20,000,000
Morgan Stanley, 1.41%*, 6/4/2003	10,000,000	10,000,000
Norddeutsche Landesbank Girozentrale, 1.35%, 5/19/2003	50,000,000	50,000,000
Nordea Bank Finland PLC, 1.255%*, 9/10/2003	18,000,000	17,998,041
Northern Rock PLC, 1.25%, 6/30/2003	10,000,000	10,000,000
Northern Rock PLC, 1.27%, 5/19/2003	10,000,000	10,000,000
South Trust Bank, 1.35%, 6/10/2003	10,000,000	10,000,000
South Trust Bank, 1.36%, 5/21/2003	20,000,000	20,000,000
South Trust Bank, 1.4%, 5/8/2003	50,000,000	50,000,000
Svenska Handelsbanken, Inc., 1.255%, 5/9/2003	20,000,000	20,000,000
Toronto Dominion Bank, 1.96%, 7/29/2003	21,500,000	21,497,514
Unicredito Italiano SpA, 1.3%, 7/21/2003	70,000,000	70,000,000
Wells Fargo Bank, 1.25%, 5/1/2003	100,000,000	100,000,000
Westdeutsche Landesbank Girozentrale, 1.27%, 5/20/2003	30,000,000	30,000,000
Westdeutsche Landesbank Girozentrale, 1.42%, 4/22/2004	30,000,000	30,000,000
Westdeutsche Landesbank Girozentrale, 1.36%, 6/16/2003	40,000,000	40,000,000
Westdeutsche Landesbank Girozentrale, 2.585%, 5/28/2003	10,500,000	10,503,977
Total Certificates of Deposit and Bank Notes (Cost $1,215,701,145)		1,215,701,145

Commercial Paper 51.7%
American Honda Finance Corp., 1.3%*, 10/23/2003	35,000,000	35,000,000
Associates Corp. of North America, 1.329%*, 6/15/2003	9,000,000	9,000,000
Associates Corp. of North America, 1.36%*, 6/26/2003	10,500,000	10,500,000
Beta Finance, Inc., 1.295%*, 2/6/2004	15,000,000	14,999,423
CC (USA), Inc., 1.26%**, 6/25/2003	21,000,000	20,959,574
CIT Group Holdings, Inc., 1.27%**, 5/9/2003	10,000,000	9,997,178
CIT Group Holdings, Inc., 1.27%**, 6/27/2003	5,000,000	4,989,946
Credit Agricole Indosuez SA, 1.26%**, 5/6/2003	80,000,000	79,986,070
DEPFA Bank Europe PLC, 1.255%**, 5/8/2003	23,500,000	23,494,265
Dorada Finance, Inc., 1.284%*, 3/3/2004	56,000,000	56,000,000
Dorada Finance, Inc., 1.284%*, 3/3/2004	44,000,000	44,000,000
Falcon Asset Securitization Corp., 1.26%**, 5/16/2003	20,000,000	19,989,500
Falcon Asset Securitization Corp., 1.27%**, 5/21/2003	30,000,000	29,978,834
General Electric Capital Assurance Co., 1.26%**, 5/27/2003	20,000,000	19,981,800
General Electric Capital Corp., 1.25%**, 5/19/2003	25,000,000	24,984,375
General Electric Capital Corp., 1.38%**, 5/1/2003	80,000,000	80,000,000
General Electric Capital Corp., 1.5%*, 5/14/2004	5,000,000	5,009,886
General Electric Capital Corp., 6.267%, 7/23/2003	18,000,000	18,168,633
Goldman Sachs Group, Inc., 1.27%**, 9/4/2003	20,000,000	19,911,100
Goldman Sachs Group, Inc., 1.38%, 7/23/2003	30,000,000	30,000,000
Goldman Sachs Group, Inc., 1.39%, 5/8/2003	50,000,000	50,000,000
Goldman Sachs Group, Inc., 1.6%*, 2/5/2004	10,500,000	10,501,578
Greyhawk Funding LLC, 1.25%**, 5/9/2003	50,000,000	49,986,111
Greyhawk Funding LLC, 1.26%**, 5/16/2003	30,000,000	29,984,250
Greyhawk Funding LLC, 1.27%**, 5/20/2003	29,000,000	28,980,562
HBOS Treasury Services PLC, 1.26%, 6/23/2003	30,000,000	30,000,000
HBOS Treasury Services PLC, 1.26%, 7/17/2003	20,000,000	20,000,000
HBOS Treasury Services PLC, 1.26%, 7/29/2003	30,000,000	30,000,000
International Lease Finance Corp., 1.27%**, 6/18/2003	20,000,000	19,966,133
Johnson & Johnson, 1.25%**, 5/5/2003	14,000,000	13,998,056
Jupiter Securitization Corp., 1.25%**, 5/5/2003	27,495,000	27,491,181
Jupiter Securitization Corp., 1.26%**, 5/12/2003	30,000,000	29,988,450
Jupiter Securitization Corp., 1.27%**, 5/7/2003	25,000,000	24,994,708
K2 (USA) LLC, 1.27%**, 7/22/2003	22,000,000	21,936,359
K2 (USA) LLC, 1.28%**, 8/29/2003	10,000,000	9,957,333
K2 (USA) LLC, 1.39%**, 5/27/2003	20,000,000	19,979,922
K2 (USA) LLC, 1.4%**, 6/3/2003	20,000,000	19,974,333
KBC Bank NV, 1.26%**, 9/3/2003	25,000,000	24,890,625
Kitty Hawk Funding Corp., 1.27%**, 5/19/2003	20,000,000	19,987,300
Liberty Street Funding, 1.26%**, 5/9/2003	10,000,000	9,997,200
Liberty Street Funding, 1.26%**, 6/19/2003	15,000,000	14,974,275
Liberty Street Funding, 1.26%**, 6/24/2003	16,775,000	16,743,295
Liberty Street Funding, 1.27%**, 6/27/2003	20,000,000	19,959,783
Old Line Funding Corp., 1.25%**, 5/9/2003	20,000,000	19,994,444
Old Line Funding Corp., 1.26%**, 6/9/2003	10,000,000	9,986,350
Perry Global Funding LLC, 1.28%**, 6/5/2003	50,000,000	49,937,778
Prefco, 1.28%**, 5/13/2003	20,150,000	20,141,403
Proctor & Gamble Co., 1.63%**, 5/5/2003	9,000,000	8,998,370
RWE AG, 1.27%**, 6/25/2003	15,000,000	14,970,896
RWE AG, 1.28%**, 7/22/2003	25,000,000	24,927,111
Scaldis Capital LLC, 1.27%**, 5/7/2003	12,570,000	12,567,339
Scaldis Capital LLC, 1.27%**, 5/27/2003	35,000,000	34,967,897
Scaldis Capital LLC, 1.28%**, 5/27/2003	10,000,000	9,990,756
Scaldis Capital LLC, 1.38%**, 6/6/2003	50,000,000	49,931,000
Sheffield Receivables Corp., 1.25%**, 5/5/2003	20,220,000	20,217,192
Sheffield Receivalbes Corp., 1.26%**, 5/9/2003	49,968,000	49,954,009
Sheffield Receivables Corp., 1.27%**, 5/14/2003	50,000,000	49,977,070
Tango Finance Corp., 1.27%**, 6/19/2003	11,000,000	10,980,985
Transamerica Finance Group, 1.27%**, 5/16/2003	20,000,000	19,989,417
UBS Finance LLC, 1.37%**, 5/1/2003	100,000,000	100,000,000
Verizon Global Funding Corp., 1.25%**, 5/12/2003	32,645,000	32,632,532
Westdeutsche Landesbank Girozentrale, 1.38%*, 1/28/2004	50,000,000	50,000,000
Total Commercial Paper (Cost $1,691,406,587)		1,691,406,587

Municipal Investments 0.2%
Texas State General Obligation (c) (d), 1.31%, 12/1/2033	755,000	755,000
Texas State General Obligation (c) (d), 1.32%, 12/1/2029	6,500,000	6,500,000
Total Municipal Investments (Cost $7,255,000)		7,255,000

Money Market Funds 6.1%
AIM Liquid Assets Portfolio, 1.26%	100,000,000	100,000,000
Federated Prime Obligation Fund, 1.21%	100,000,000	100,000,000
Total Money Market Funds (Cost $200,000,000)		200,000,000

Short-Term Notes 3.9%
Citigroup, Inc., 5.7%, 2/6/2004	28,250,000	29,183,219
Federal Home Loan Bank, 1.23%, 3/11/2004	40,000,000	40,000,000
Federal Home Loan Bank, 1.34%, 3/4/2004	50,000,000	50,000,000
Wal-Mart Stores, Inc., 4.375%, 8/1/2003	10,000,000	10,073,373
Total Short-Term Notes (Cost $129,256,592)		129,256,592

Repurchase Agreements (b) 1.0%
State Street Bank & Trust Co., 1.3%, dated 4/30/2003, to be repurchased at $31,351,132 on 5/1/2003 (Cost $31,350,000)	31,350,000	31,350,000
Total Investment Portfolio - 100.0% (Cost $3,274,969,324) (a)		3,274,969,324

* Floating rate notes are securities whose interest rates vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2003.
** Annualized yield at the time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $3,274,969,324.
(b) Repurchase agreements are fully collaterized by US Treasury or Government agency securities.
(c) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of April 30, 2003.
(d) Security incorporates a letter of credit or line of credit from a major bank.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of April 30, 2003

Government Securities Portfolio	Principal Amount ($)	Value ($)

Short-Term Notes 65.4%
Federal Farm Credit Bank, 1.225%*, 6/2/2003	12,500,000	12,499,734
Federal Home Loan Bank, 1.149%*, 10/7/2004	80,000,000	79,956,822
Federal Home Loan Bank, 1.205%*, 9/27/2004	200,000,000	199,915,249
Federal Home Loan Bank, 1.23%, 3/11/2004	60,000,000	60,000,000
Federal Home Loan Bank, 1.25%, 4/15/2004	28,000,000	27,971,462
Federal Home Loan Bank, 1.34%, 3/4/2004	100,000,000	100,000,000
Federal Home Loan Bank, 1.36%, 3/5/2004	40,000,000	40,000,000
Federal Home Loan Mortgage Corp., 1.23%**, 6/13/2003	35,000,000	34,948,579
Federal Home Loan Mortgage Corp., 1.27%**, 5/28/2003	38,689,000	38,652,149
Federal Home Loan Mortgage Corp., 2.29%**, 5/22/2003	10,037,000	10,023,592
Federal Home Loan Mortgage Corp., 5.0% 1/15/2004	50,000,000	51,310,656
Federal Home Loan Mortgage Corp., 6.375% 11/15/2003	48,000,000	49,263,882
Federal National Mortgage Association, 1.168%*, 3/11/2004	25,000,000	24,992,039
Federal National Mortgage Association, 1.222%*, 5/7/2003	20,500,000	20,499,912
Federal National Mortgage Association, 1.24%**, 6/30/2003	35,000,000	34,927,667
Federal National Mortgage Association, 1.26%**, 5/2/2003	38,000,000	37,998,670
Federal National Mortgage Association, 1.33%*, 1/29/2004	80,000,000	80,000,000
Federal National Mortgage Association, 2.3%**, 5/30/2003	12,500,000	12,476,840
Federal National Mortgage Association, 4.75%, 11/14/2003	20,000,000	20,369,957
Hainan Airlines, Series 2000-1, 1.165%*, 6/21/2004	15,817,164	15,817,164
Hainan Airlines, Series 2000-2, 1.19%*, 12/21/2004	14,800,041	14,800,041
Hainan Airlines, Series 2001-1, 1.261%*, 12/15/2007	15,362,468	15,362,468
Hainan Airlines, Series 2001-2, 1.261%*, 12/15/2007	19,565,824	19,565,824
Hainan Airlines, Series 2001-3, 1.261%*, 12/15/2007	15,362,468	15,362,468
Student Loan Marketing Association, 1.191%*, 5/15/2003	15,000,000	15,000,000
Student Loan Marketing Association, 1.191%*, 10/16/2003	15,000,000	15,000,000
Student Loan Marketing Association, 1.201%*, 8/21/2003	10,000,000	9,999,689
Student Loan Marketing Association, 1.36%*, 7/17/2003	40,000,000	40,000,000
Student Loan Marketing Association, 1.361%*, 2/12/2004	16,500,000	16,496,136
Student Loan Marketing Association, 2.29%**, 6/3/2003	12,000,000	11,974,810
Total Short-Term Notes (Cost $1,125,185,810)		1,125,185,810

Repurchase Agreements (b) 34.6%
Credit Suisse First Boston Corp., 1.35%, dated 4/30/2003, to be repurchased at $310,011,625 on 5/1/2003	310,000,000	310,000,000
Goldman Sachs & Co., 1.35%, dated 4/30/2003, to be repurchased at $283,010,613 on 5/1/2003	283,000,000	283,000,000
State Street Bank & Trust Co., 1.3%, dated 4/30/2003, to be repurchased at $1,148,041 on 5/1/2003	1,148,000	1,148,000
Total Repurchase Agreements (Cost $594,148,000)		594,148,000
Total Investment Portfolio - 100.0% (Cost $1,719,333,810) (a)		1,719,333,810

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2003.
** Annualized yield at the time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $1,719,333,810.
(b) Repurchase agreements are fully collateralized by US Treasury or Government agency securities.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of April 30, 2003

Tax-Exempt Portfolio	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Alabama 0.8%
Birmingham, Special Care Facilities Authority, Ascension Health Project, 1.3%*, 11/15/2039	5,400,000	5,400,000
Arizona 0.7%
Salt River Project, Agricultural Improvement and Power District, 1.15%, 5/5/2003	5,000,000	5,000,000
California 2.9%
Alameda County, Certificate Participation, 1.41%*, 9/1/2021 (c)	2,830,000	2,830,000
California Department of Water Resources, 1.35%*, 5/1/2022 (b)	6,700,000	6,700,000
Los Angeles, Airport Revenue, Regional Airport and Improvement Corp., 1.31%*, 12/1/2025 (b)	600,000	600,000
Los Angeles, Airport Revenue, Regional Airport and Improvement Corp., AMT, 1.34%*, 12/1/2025 (b)	3,540,000	3,540,000
San Francisco City and County, International Airport Revenue, 1.42%*, 5/1/2021	7,590,000	7,590,000
Colorado 6.7%
Denver City and County, Special Facilities Airport Revenue, Worldport at DIA Project, Series A, AMT, 1.45%*, 12/1/2029 (b)	11,000,000	11,000,000
El Paso County, School District, 1.42%*, 12/1/2024 (b) (c)	3,075,000	3,075,000
General Funding Revenue Tax and Anticipation Notes, 2.5%, 6/27/2003	21,500,000	21,541,804
General Funding Revenue Tax and Anticipation Notes, Series A, 3.0%, 6/27/2003	3,000,000	3,007,695
Health Facilities Authority Revenue, Frasier Meadows Manor Project, 1.4%*, 6/1/2021 (b)	7,170,000	7,170,000
Mullen High School Project, Educational Facilities Authority, 1.5%*, 8/1/2017 (b)	2,490,000	2,490,000
District of Columbia 0.3%
Multimodal-Medlantic, Series C, 1.35%*, 8/15/2038 (b) (c)	1,700,000	1,700,000
Florida 7.7%
Broward County, Housing Finance Authority, Multifamily Housing Revenue, 1.4%*, 9/1/2026 (c)	5,395,000	5,395,000
Capital Travel Agency Revenue, Seminole Tribe Resort, Series B, 1.35%*, 10/1/2033 (b)	7,000,000	7,000,000
Highlands County, Health Facilities Authority Revenue, Adventist Health, Series A, 1.35%*, 11/15/2032 (b)	4,000,000	4,000,000
Hillsborough County, Industrial Development Authority, Seaboard Tampa, AMT, 1.45%*, 12/1/2016 (b)	1,100,000	1,100,000
Indian River County, Hospital Revenue, 1.45%*, 10/1/2015 (b)	4,400,000	4,400,000
Jacksonville, Capital Project Revenue, Series 2, 1.3%*, 10/1/2022 (b) (c)	1,300,000	1,300,000
Jacksonville, Electric Authority, 1.08%, 5/7/2003	11,280,000	11,280,000
Jacksonville, Electric Authority, Series B, 1.35%*, 10/1/2030 (b)	500,000	500,000
Jacksonville, Electric Authority, Series F, 1.35%*, 10/1/2030 (b)	2,360,000	2,360,000
Lee County, Industrial Development Authority, Health Care Facilities Revenue, Cypress Cove Health Park, Series B, 1.4%*, 10/1/2007 (b)	1,000,000	1,000,000
Orange County, Health Facilities Authority, Presbyterian Retirement Authority Project, 1.4%*, 11/1/2028 (b)	1,330,000	1,330,000
Orlando, Capital Improvements, 1.1%, 9/10/2003	12,500,000	12,500,000
Pasco County, School Board Certificates of Partnership, 1.35%*, 8/1/2026 (b) (c)	3,500,000	3,500,000
Georgia 3.0%
LaGrange, Development Authority Revenue, LaGrange College Project, 1.44%*, 6/1/2031 (b)	2,500,000	2,500,000
Laurens County, Development Authority Revenue, AMT, 1.4%*, 9/1/2017 (b)	2,500,000	2,500,000
Municipal Electric and Gas Authority, 1.1%, 5/7/2003	13,000,000	13,000,000
Willacoochie, Development Authority, Pollution Control Revenue, Langboard, Inc. Project, AMT, 1.4%*, 5/1/2021 (b)	4,000,000	4,000,000
Hawaii 0.5%
General Obligation, 1.46%*, 7/1/2018 (c)	3,905,000	3,905,000
Idaho 0.7%
Power County, Industrial Development Authority, 1.4%*, 4/1/2014 (b)	5,000,000	5,000,000
Illinois 9.1%
Carol Stream, Industrial Project Revenue, MAAC Machinery Co. Project, AMT, 1.5%*, 4/1/2024 (b)	1,480,000	1,480,000
Chicago, General Obligation, Series B, 1.38%*, 1/1/2037 (b) (c)	4,000,000	4,000,000
Chicago, Midway Airport Revenue, Prerefunded, Series A, 6.25%, 1/1/2024 (c)	7,430,000	7,828,630
Chicago, Sales Tax Revenue, 1.35%*, 1/1/2034 (b) (c)	9,200,000	9,200,000
Chicago, Sales Tax Revenue, 1.42%*, 1/1/2027 (b) (c)	4,425,000	4,425,000
Des Plaines, Industrial Development Revenue, MMP Properties LLC Project, AMT, 1.6%*, 10/1/2018 (b)	2,505,000	2,505,000
Development Finance Authority, Industrial Development Revenue, Campagna-Turano Bakery Project, AMT, 1.6%*, 8/1/2025 (b)	3,850,000	3,850,000
Development Finance Authority, Industrial Development Revenue, Var-Katlaw Tretam and Co. Project, AMT, 1.46%*, 8/1/2027 (b)	3,000,000	3,000,000
Development Finance Authority, Jewish Federation Project, 1.35%*, 9/1/2024 (b) (c)	5,725,000	5,725,000
Development Finance Authority, Museum Contemporary Art Project, 1.4%*, 2/1/2029 (b)	4,000,000	4,000,000
Elgin, Judson College Project, 1.5%*, 7/1/2011 (b)	1,380,000	1,380,000
Health Facilities Authority Revenue, Gottlieb Health Resources, Inc., 1.34%*, 11/15/2025 (b)	5,000,000	5,000,000
Regional Transportation Authority, Merlots, Series A24, 1.46%*, 7/1/2032 (c)	4,190,000	4,190,000
Rockford, Industrial Project Revenue, Fastener Engineers Project, AMT, 1.65%*, 2/1/2015 (b)	1,200,000	1,200,000
Student Assistance Commission, Student Loan Revenue, AMT, Series A, 1.4%*, 3/1/2006 (b)	4,300,000	4,300,000
Upper River Valley Development Authority, Industrial Development Revenue, Advanced Drainage System, AMT, 1.5%*, 7/1/2014 (b)	4,025,000	4,025,000
Indiana 2.7%
Bond Bank Revenue, Advanced Funding Program, Series A, 2.0%, 1/27/2004 (c)	6,500,000	6,542,918
Columbia City, Economic Development Revenue, Precision Plastics Project, AMT, 1.5%*, 11/30/2017 (b)	3,700,000	3,700,000
Development Finance Authority, Industrial Development Revenue, Enterprise Center V Project, AMT, 1.56%*, 6/1/2022 (b)	5,000,000	5,000,000
Health Facilities Financing Authority, Ascension Health, Series B, 1.3%*, 11/15/2039	1,790,000	1,790,000
Michigan City, Industrial School Building Corp., 5.45%, 3/15/2007	2,000,000	2,095,121
Iowa 1.0%
Primary Road Fund Revenue Anticipation Notes, 2.5%, 6/30/2003	7,500,000	7,512,713
Kentucky 3.9%
Boone County, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 1.15%*, 8/1/2013 (b)	5,500,000	5,500,000
Campbellsville-Taylor County, Industrial Development Authority, Cox Interior LLC Project, AMT, 1.65%*, 5/1/2015 (b)	1,755,000	1,755,000
Economic Development Finance Authority, Health Facilities Revenue, Easter Seal Society Project, 1.5%*, 11/1/2030 (b)	5,900,000	5,900,000
Lexington-Fayette Urban County, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 1.5%*, 7/1/2019 (b)	4,800,000	4,800,000
Pendleton County, Multi-City Lease Revenue, 1.15%, 5/14/2003 (b)	10,000,000	10,000,000
Louisiana 0.8%
Offshore Terminal Authority, Deepwater Port Revenue, Loop, Inc., Series A, 1.35%*, 9/1/2014 (b)	2,350,000	2,350,000
Public Facilities Authority Revenue, Blood Center Properties, Inc. Project, 1.5%*, 7/1/2021 (b)	3,700,000	3,700,000
Massachusetts 0.4%
Development Finance Agency, Industrial Development Revenue, North Shore YMCA Project, 1.45%*, 11/1/2022 (b)	3,100,000	3,100,000
Michigan 3.6%
ABN Amro Munitops Certificates, 1.52%*, 1/1/2011 (b) (c)	15,600,000	15,600,000
Michigan Housing Development Authority, Laurel Valley, 1.46%*, 12/1/2007 (b)	1,000,000	1,000,000
Municipal Securities Trust Certificates, 1.48%*, 4/20/2011	4,420,000	4,420,000
Strategic Fund, Limited Obligation Revenue, Lapeer Technologies LLC Project, AMT, 1.6%*, 2/1/2020 (b)	3,000,000	3,000,000
University of Michigan General Revenue, Series A, 1.3%*, 8/15/2030 (b)	150,000	150,000
University of Michigan Hospital Revenue, Series A, 1.4%*, 12/1/2019	700,000	700,000
University of Michigan Hospital Revenue, Series A-2, 1.4%*, 12/1/2024	1,195,000	1,195,000
Minnesota 2.5%
Elk River Independent School District, 1.46%*, 2/1/2015 (c)	3,065,000	3,065,000
Rochester Health Facilities, Series B, 1.15%, 6/9/2003	15,000,000	15,000,000
Missouri 0.5%
Development Financing Authority, Airport Revenue, St. Louis Air Project, AMT, 1.46%*, 3/1/2030 (b)	3,500,000	3,500,000
Montana 0.6%
Facilities Financial Authority Revenue, Mission Ridge Project, 1.4%*, 8/1/2027 (b)	4,620,000	4,620,000
Nebraska 0.3%
Investment Finance Authority, Single Family Housing Revenue, AMT, Series G, 1.4%*, 9/1/2022 (b) (c)	2,020,000	2,020,000
Nevada 1.2%
Las Vegas, Water District Merlots, Series B, 1.46%*, 6/1/2024 (b) (c)	8,800,000	8,800,000
New Hampshire 1.0%
Business Financing Authority, Waste Management of NH, Inc. Project, AMT, 1.4%*, 9/1/2012 (b)	7,500,000	7,500,000
New Jersey 1.1%
Tax and Revenue Anticipation Notes, 3.0%, 6/12/2003	7,900,000	7,914,555
New Mexico 2.7%
Tax and Revenue Anticipation Notes, 2.25%, 6/30/2003	19,500,000	19,538,093
New York 7.3%
Buffalo, Revenue Anticipation Notes, General Obligation, 2.5%, 6/27/2003 (c)	4,000,000	4,006,027
General Obligation, 1.38%*, 8/1/2006 (c)	2,800,000	2,800,000
General Obligation, 1.46%*, 8/1/2008	6,095,000	6,095,000
General Obligation, Series B, 1.5%, 8/7/2003 (b)	6,885,000	6,885,000
Metropolitan Transportation Authority Revenue, 1.39%*, 5/15/2010 (b) (c)	9,500,000	9,500,000
Metropolitan Transportation Authority Revenue, Series D-2, 1.35%*, 11/1/2032 (b) (c)	1,800,000	1,800,000
New York City, Municipal Water Finance Authority, Water and Sewer Systems Revenue, Series A, 1.4%*, 6/15/2025 (b) (c)	300,000	300,000
New York City, Transitional Finance Authority, Series 2, 2.0%, 2/19/2004	8,000,000	8,057,314
New York City, Transitional Finance Authority, Series 3, 1.3%*, 11/1/2022 (b)	300,000	300,000
New York City, Transitional Finance Authority, Series 3, 1.4%*, 11/1/2022 (b)	1,800,000	1,800,000
Thruway Authority Services, Contract Revenue, Series 734, 1.39%*, 4/1/2013 (c)	1,000,000	1,000,000
Triborough Bridge and Tunnel Authority Revenue, Series 810, 1.39%*, 1/1/2017	10,560,000	10,560,000
North Carolina 0.7%
Municipal Power Agency, Catawba Electric Revenue, 1.42%*, 1/1/2011 (b) (c)	4,995,000	4,995,000
Ohio 3.3%
Akron Bath Copley Hospital, District Revenue, Health Care Facilities, Summner Project, 1.4%*, 12/1/2032 (b)	2,500,000	2,500,000
Athens County, Port Authority Housing Revenue, Housing for Ohio, Inc. Project, 1.45%*, 6/1/2032 (b)	3,955,000	3,955,000
Cuyahoga, Community College District, Series B, 1.4%*, 12/1/2032 (b) (c)	3,875,000	3,875,000
Higher Education Facilities Authority, Series A, 1.5%*, 9/1/2020 (b)	4,550,000	4,550,000
Higher Education Facilities Authority, Series C, 1.5%*, 9/1/2025 (b)	2,605,000	2,605,000
Stark County, Port Authority Revenue, Community Action Agency Project, 1.5%*, 12/1/2022 (b)	3,600,000	3,600,000
Summit County Revenue, Western Reserve Academy Project, 1.4%*, 10/1/2027 (b)	3,000,000	3,000,000
Oklahoma 1.4%
Blaine County, Industrial Development Authority Revenue, Seaboard Farms, Inc. Project, AMT, 1.45%*, 11/1/2018 (b)	3,700,000	3,700,000
Industrial Authority Revenue, Integris Baptist, Series B, 1.35%*, 8/15/2029 (b) (c)	1,900,000	1,900,000
Payne County Economic Development Authority, Student Housing Revenue, 1.41%*, 6/1/2032 (b) (c)	4,500,000	4,500,000
Oregon 1.3%
Department Administrative Services, Certificate Participation, 1.16%*, 11/1/2012 (b) (c)	5,505,000	5,505,000
Economic Development Revenue, KRC Western, Inc. Project, AMT, 1.4%*, 1/1/2017 (b)	3,650,000	3,650,000
Pennsylvania 5.0%
Allegheny County, Hospital Development Authority Revenue, Presbyterian Health Center, Series A, 1.4%*, 3/1/2020 (b) (c)	10,130,000	10,130,000
Allegheny County, Hospital Development Authority Revenue, Presbyterian Health Center, Series D, 1.4%*, 3/1/2020 (b) (c)	2,300,000	2,300,000
Dauphin County, General Authority Revenue, 1.44%*, 11/1/2017 (b) (c)	10,665,000	10,665,000
Delaware River Port Authority Pennsylvania and New Jersey Revenue, Merlots, 1.41%*, 1/1/2026 (b)	1,100,000	1,100,000
General Obligation, 5.375%, 11/15/2003 (c)	1,000,000	1,021,880
Higher Education Assistance Agency, Student Loan Revenue, AMT, Series A, 1.4%*, 3/1/2027 (b) (c)	4,600,000	4,600,000
Lehigh County, General Purpose Authority Revenue, Series A, 1.28%*, 7/1/2028 (b)	700,000	700,000
Public School Building, Parkland School District, Series D, 1.42%*, 3/1/2019 (b) (c)	3,910,000	3,910,000
Reading, General Obligation, 5.4%, 11/15/2003 (c)	1,100,000	1,123,734
Rhode Island 1.1%
Providence, Tax Anticipation Notes, 2.5%, 6/30/2003	8,000,000	8,017,042
South Carolina 0.4%
Public Service Authority, 1.42%*, 1/1/2023 (c)	2,705,000	2,705,000
Tennessee 5.2%
Blount County Public Building Authority, Local Government Public Improvement, Series A, 1.35%*, 6/1/2028 (b) (c)	1,000,000	1,000,000
Blount County Public Building Authority, Local Government Public Improvement, Series A, 1.4%*, 6/1/2022 (b) (c)	4,250,000	4,250,000
Blount County Public Building Authority, Local Government Public Improvement, Series A, 1.4%*, 6/1/2031 (b) (c)	2,500,000	2,500,000
Clarksville, Public Building Authority Revenue, 1.35%*, 6/1/2024 (b) (c)	6,730,000	6,730,000
Clarksville, Public Building Authority Revenue, 1.4%*, 7/1/2031 (b)	515,000	515,000
Marion County, Industrial and Environmental Development Board, Valmont Industries, Inc. Project, AMT, 1.4%*, 6/1/2025 (b)	8,500,000	8,500,000
Memphis, General Obligation, 1.1%, 7/15/2003	4,000,000	4,000,000
Shelby Health Educational Facilities, 1.1%, 6/18/2003	10,000,000	10,000,000
Texas 11.5%
Bexar County, Health Facilities Development Revenue, Air Force Village Foundation, 1.35%*, 8/15/2030 (b)	3,500,000	3,500,000
Brazos River Authority, Pollution Control Revenue, TXU Energy Co. Project, AMT, Series A, 1.4%*, 5/1/2037 (b)	1,700,000	1,700,000
Galena Park, Independent School District, 1.42%*, 8/15/2023	12,250,000	12,250,000
Harris County, General Obligation, 1.05%, 5/1/2003	10,200,000	10,200,000
Harris County, Health Facilities Development Revenue, Methodist Hospital, 1.35%*, 12/1/2032	5,500,000	5,500,000
Houston Airport Revenue, 1.44%*, 7/1/2032	7,500,000	7,500,000
Mesquite, Independent School District, 1.35%*, 8/15/2025 (b) (c)	6,365,000	6,365,000
San Antonio, Electric and Gas Revenue, 1.43%*, 2/1/2015	7,000,000	7,000,000
San Antonio, Water Revenue, 1.08%, 6/9/2003	4,000,000	4,000,000
Texas Tax and Revenue Anticipation Notes, 2.75%*, 8/29/2003	25,125,000	25,231,326
Utah 0.7%
Housing Finance Agency, Single Family Mortgage Revenue, 1.4%*, 7/1/2031	1,170,000	1,170,000
Logan, Industrial Development Revenue, Tek Tool & Plastics, Inc. Project, AMT, 1.46%*, 11/1/2025 (b)	3,500,000	3,500,000
Salt Lake City, Pollution Control Revenue, Service Station Holdings Project, Series B, 1.35%*, 8/1/2007	700,000	700,000
Vermont 1.0%
Student Assistance Corp., Student Loan Revenue, 1.15%*, 1/1/2004 (b)	7,490,000	7,490,000
Washington 3.6%
Health Care Facilities Authority Revenue, Province Services, Series A, 1.35%*, 12/1/2030 (b) (c)	3,500,000	3,500,000
Port of Anacortes, 1.05%, 5/8/2003	12,000,000	12,000,000
Seattle Housing Authority Revenue, Newholly Project Phase III, 1.45%*, 12/1/2034 (b)	3,750,000	3,750,000
Tacoma City, General Obligation, 1.05%, 8/14/2003	5,000,000	5,000,000
Tacoma City, General Obligation, 1.08%, 6/9/2003	2,000,000	2,000,000
Wisconsin 2.2%
Merrill, Industrial Development Revenue, C & H Packaging Co., Inc. Project, AMT, 1.5%*, 11/1/2014 (b)	2,625,000	2,625,000
Park Falls, Industrial Development Revenue, Weather Shield Project, AMT, 1.6%*, 8/1/2020 (b)	2,325,000	2,325,000
Pewaukee, Industrial Development Revenue, Gunner Press & Finishing Project, AMT, 1.6%*, 9/1/2020 (b)	1,490,000	1,490,000
Whitewater, Industrial Development Revenue, MacLean Fogg Co. Project, 1.4%*, 12/1/2009 (b)	500,000	500,000
Wisconsin Transportation Authority, 1.15%, 5/13/2003	8,997,000	8,997,000
Wyoming 0.6%
Gillette, Industrial Development Revenue, MAC, Inc. Allwire Project, AMT, 1.5%*, 12/1/2011 (b)	4,095,000	4,095,000
Total Investment Portfolio - 100.0% (Cost $723,685,852) (a)		723,685,852

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of April 30, 2003.
(a) The cost for federal income tax purposes was $723,692,196.
(b) Security incorporates a letter of credit or line of credit from a major bank.
(c) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of April 30, 2003
Assets	Money Market Portfolio	Government Securities Portfolio	Tax-Exempt Portfolio
Investments in securities, at amortized cost	$ 3,243,619,324	$ 1,125,185,810	$ 723,685,852
Repurchase agreements, at amortized cost	31,350,000	594,148,000	-
Cash	765	4,161,905	634,117
Receivable for investments sold	-	-	400,398
Interest receivable	5,920,160	3,930,782	2,694,301
Receivable for Fund shares sold	18,094,277	841,668	1,565,826
Other assets	132,050	3,585	3,011
Total assets	3,299,116,576	1,728,271,750	728,983,505
Liabilities
Payable for investments purchased	10,980,985	-	1,001,012
Dividends payable	22,904	67	364,440
Payable for Fund shares redeemed	18,137,242	832,265	1,765,725
Accrued management fee	429,418	234,170	104,524
Other accrued expenses and payables	3,181,115	2,227,777	421,487
Total liabilities	32,751,664	3,294,279	3,657,188
Net assets, at value	$ 3,266,364,912	$ 1,724,977,471	$ 725,326,317
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	-	(2,014)	-
Undistributed net investment income	59,078	-	64,245
Accumulated net realized gain (loss)	(874,148)	-	(6,344)
Paid-in capital	3,267,179,982	1,724,979,485	725,268,416
Net assets, at value	$ 3,266,364,912	$ 1,724,977,471	$ 725,326,317

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of April 30, 2003 (continued)
Net Asset Value	Money Market Portfolio	Government Securities Portfolio	Tax-Exempt Portfolio
Institutional Shares* Net assets applicable to shares outstanding	$ 109,995,322	$ -	$ 283,917,382
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	109,995,161	-	283,908,328
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ -	$ 1.00
Institutional Select Money Market Shares Net assets applicable to shares outstanding	$ 1,004	$ -	$ -
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	1,004	-	-
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ -	$ -
Scudder Tax-Exempt Cash Managed Shares Net assets applicable to shares outstanding	$ -	$ -	$ 259,244,414
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	-	-	259,223,277
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ -	$ -	$ 1.00
Premier Money Market Shares Net assets applicable to shares outstanding	$ 3,022,927,135	$ 1,723,935,738	$ 181,743,258
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	3,022,927,146	1,723,936,276	181,728,762
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00
Premium Reserve Money Market Shares Net assets applicable to shares outstanding	$ 131,871,212	$ -	$ -
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	131,793,877	-	-
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ -	$ -
Service Shares Net assets applicable to shares outstanding	$ 1,570,239	$ 1,041,733	$ 421,263
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	1,571,815	1,041,244	420,912
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00

* Institutional Money Market Shares of the Money Market Portfolio and Scudder Tax-Exempt Cash Institutional Shares of the Tax-Exempt Portfolio.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended April 30, 2003
Investment Income	Money Market Portfolio	Government Securities Portfolio	Tax-Exempt Portfolio
Income: Interest	$ 108,301,834	$ 29,923,241	$ 11,954,934
Expenses: Management fee	9,711,942	2,923,467	1,374,206
Services to shareholders	18,824,043	5,141,938	1,303,397
Custodian fees	548,433	82,024	50,979
Distribution service fees	32,388,011	9,207,620	2,098,632
Auditing	111,912	24,836	11,185
Legal	100,120	15,946	11,374
Trustees' fees and expenses	88,562	40,891	45,226
Reports to shareholders	735,414	236,105	230,546
Registration fees	60,789	67,887	75,182
Other	333,633	44,880	26,884
Total expenses, before expense reductions	62,902,859	17,785,594	5,227,611
Expense reductions	(76,017)	(1,494)	(705)
Total expenses, after expense reductions	62,826,842	17,784,100	5,226,906
Net investment income	45,474,992	12,139,141	6,728,028
Net realized gain (loss) on investment transactions	1,127	27,060	68,554
Net increase (decrease) in net assets resulting from operations	$ 45,476,119	$ 12,166,201	$ 6,796,582

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2003	2002
Operations: Net investment income	$ 45,474,992	$ 209,004,943
Net realized gain (loss)	1,127	66,826
Net increase in net assets resulting from operations	45,476,119	209,071,769
Distributions to shareholders from net investment income: Institutional Money Market Shares	(1,572,410)	(9,045,007)
Institutional Select Money Market Shares	(6)	-
Premier Money Market Shares	(21,555,663)	(50,577,347)
Premium Reserve Money Market Shares	(1,519,807)	(3,417,140)
Service Shares	(20,182,605)	(147,038,335)
Fund share transactions at net asset value of $1.00 per share: Proceeds from shares sold	12,799,419,515	32,510,790,175
Reinvestment of distributions	50,242,609	234,240,096
Cost of shares redeemed	(19,121,803,208)	(33,464,231,062)
Net increase (decrease) in net assets from Fund share transactions	(6,272,141,084)	(719,200,791)
Increase (decrease) in net assets	(6,271,495,456)	(720,206,851)
Net assets at beginning of period	9,537,860,368	10,258,067,219
Net assets at end of period (Including undistributed net investment income of $59,078 and accumulated distributions in excess of net investment income of $569,765, respectively)	$ 3,266,364,912	$ 9,537,860,368

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government Securities Portfolio		Tax-Exempt Portfolio
	Years Ended April 30,		Years Ended April 30,
Increase (Decrease) in Net Assets	2003	2002	2003	2002
Operations: Net investment income	$ 12,139,141	$ 35,452,461	$ 6,728,028	$ 15,009,408
Net realized gain (loss)	27,060	12,319	68,554	(1,155)
Net increase in net assets resulting from operations	12,166,201	35,464,780	6,796,582	15,008,253
Distributions to shareholders from net investment income: Scudder Tax-Exempt Cash Institutional Shares	-	-	(2,826,364)	(4,470,761)
Scudder Tax-Exempt Cash Managed Shares	-	-	(2,481,970)	(3,461,151)
Premier Money Market Shares	(10,293,771)	(26,543,030)	(743,791)	(1,182,253)
Service Shares	(1,361,276)	(9,321,248)	(836,747)	(5,439,338)
Fund share transactions at net asset value of $1.00 per share: Proceeds from shares sold	1,742,718,533	2,366,522,219	2,537,447,772	4,003,056,163
Reinvestment of distributions	13,168,073	40,613,864	2,149,157	8,628,981
Cost of shares redeemed	(1,832,533,652)	(2,439,540,653)	(2,743,998,752)	(4,040,141,138)
Net increase (decrease) in net assets from Fund share transactions	(76,647,046)	(32,404,570)	(204,401,823)	(28,455,994)
Increase (decrease) in net assets	(76,135,892)	(32,804,068)	(204,494,113)	(28,001,244)
Net assets at beginning of period	1,801,113,363	1,833,917,431	929,820,430	957,821,674
Net assets at end of period (including accumulated distributions in excess of net investment income of $2,014 at April 30, 2003 and $490,062 at April 30, 2002 for the Government Securities Portfolio and undistributed net investment income of $64,245 at April 30, 2003 and $151,834 at April 30, 2002 for the Tax-Exempt Portfolio)
	$ 1,724,977,471	$ 1,801,113,363	$ 725,326,317	$ 929,820,430

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio - Premier Money Market Shares

Years Ended April 30,	2003	2002	2001	2000[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.007	.02	.05	.01
Less distributions from net investment income	(.007)	(.02)	(.05)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.75	2.14	5.56[b]	.94b**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,023	2,552	2,236	11
Ratio of expenses before expense reductions (%)	.93	.97	.97[c]	.98*
Ratio of expenses after expense reductions (%)	.93	.97	.96[c]	.95*
Ratio of net investment income (%)	.77	2.09	5.37	5.19*

Government Securities Portfolio - Premier Money Market Shares

Years Ended April 30,	2003	2002	2001	2000[d]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.006	.02	.05	.01
Less distributions from net investment income	(.006)	(.02)	(.05)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.65	2.03	5.46[b]	.84**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,724	1,384	1,300	4
Ratio of expenses before expense reductions (%)	.97	.98	.98[e]	1.00*
Ratio of expenses after expense reductions (%)	.97	.98	.97[e]	1.00*
Ratio of net investment income (%)	.68	1.97	5.24	5.01*

a For the period February 23, 2000 (commencement of operations) to April 30, 2000.
b Total return would have been lower had certain expenses not been reduced.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .95% and .95%, respectively.
d For the period March 1, 2000 (commencement of operations) to April 30, 2000.
e The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .96% and .96%, respectively.
* Annualized
** Not annualized

Tax-Exempt Portfolio - Premier Money Market Shares

Years Ended April 30,	2003	2002	2001	2000[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.004	.01	.03	.01
Less distributions from net investment income	(.004)	(.01)	(.03)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.42	1.25	3.21	.45**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	182	101	87.40
Ratio of expenses (%)	.96	.91	.97[b]	.96*
Ratio of net investment income(%)	.44	1.25	3.06	3.05*

a For the period March 7, 2000 (commencement of operations) to April 30, 2000.
b The ratio of operating expenses excluding costs incurred in connection with a fund complex reorganization was .97%.
* Annualized
** Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers five classes of shares: Institutional Money Market Shares, Institutional Select Money Market Shares, Premier Money Market Shares, Premium Reserve Money Market Shares and Service Shares. On December 2, 2002, the Portfolio commenced offering Institutional Select Money Market Shares. Government Securities Portfolio offers two classes of shares: Premier Money Market Shares and Service Shares. Tax-Exempt Portfolio offers four classes of shares: Scudder Tax-Exempt Cash Institutional Shares, Scudder Tax-Exempt Cash Managed Shares, Premier Money Market Shares and Service Shares. The financial highlights for the Service Shares of each Portfolio, the Institutional Money Market Shares and Institutional Select Money Market Shares of the Money Market Portfolio, the Scudder Tax-Exempt Cash Institutional Shares of the Tax-Exempt Portfolio, the Premium Reserve Money Market Shares of the Money Market Portfolio and the Scudder Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio are provided separately and are available upon request.

Each Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that portfolio, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

At April 30, 2003, the Money Market Portfolio had a net tax basis capital loss carryforward of approximately $874,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2008 ($1,000), April 30, 2009 ($14,000) and April 30, 2010 ($859,000), the respective expiration dates, whichever occurs first.

Distribution of Income. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolios.

At April 30, 2003, the Portfolios' components of distributable earnings on a tax-basis are as follows:

Money Market Portfolio:
Undistributed ordinary income	$ 100,338
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ 874,000
Net unrealized appreciation (depreciation) on investments	$ -
Government Securities Portfolio:
Undistributed ordinary income	$ 2,534
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ -
Net unrealized appreciation (depreciation) on investments	$ -
Tax-Exempt Portfolio:
Undistributed tax-exempt income	$ 434,264
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ -
Net unrealized appreciation (depreciation) on investments	$ -

In addition, during the years ended April 30, 2003 and April 30, 2002, the tax character of distributions paid to shareholders by each Portfolio is summarized as follows:

Portfolio	2003	2002
Money Market Portfolio:
Distributions from ordinary income	$ 44,830,491	$ 210,077,829
Government Securities Portfolio:
Distributions from ordinary income	$ 11,655,047	$ 35,864,278
Tax-Exempt Portfolio:
Distributions from tax-exempt income	$ 6,888,872	$ 14,553,503

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of the Portfolios' average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended April 30, 2003, the Portfolios incurred management fees equivalent to the following annual effective rates of each Portfolio's average daily net assets:

Portfolio	Effective Rate (%)
Money Market Portfolio	.16
Government Securities Portfolio	.16
Tax-Exempt Portfolio	.16

The Advisor and certain of its subsidiaries have voluntarily agreed to maintain the annualized expenses of the Money Market Portfolio-Institutional Money Market Shares at 0.25% for the year ended April 30, 2003. Certain expenses such as taxes, brokerage and interest expense are excluded from the expense limitation.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. For the year ended April 30, 2003, the amount charged to the Portfolios by SISC was as follows:

Portfolio	Total Aggregated	Shareholder service fees waived by SISC	Unpaid at April 30, 2003
Money Market Portfolio:
Institutional Money Market Shares	$ 88,734	$ 62,605	$ -
Institutional Select Money Market Shares*	-	-	-
Premier Money Market Shares	6,489,541	-	1,418,505
Premium Reserve Money Market Shares	185,720	-	32,750
Service Shares	11,854,834	-	32,881

* Fee for period is less than $1.
Portfolio	Total Aggregated	Shareholder service fees waived by SISC	Unpaid at April 30, 2003
Government Securities Portfolio:
Premier Money Market Shares	$ 4,534,373	$ -	$ 1,377,767
Service Shares	462,383	-	1,864
Tax-Exempt Portfolio:
Scudder Tax-Exempt Cash Institutional Shares	$ 957	$ -	$ 287
Scudder Tax-Exempt Cash Managed Shares	279,191	-	81,422
Premier Money Market Shares	426,039	-	107,806
Service Shares	466,875	-	1,608

Effective January 15, 2003, pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The cost and expense of such delegations are borne by SISC, not by the Fund.

Distribution Service Agreement. The Trust has a distribution service agreement with Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor. For its services as primary distributor, the Trust pays SDI an annual fee ("Distribution Fee") of 0.60%, 0.60% and 0.50% of average daily net assets for the Service Shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, respectively, 0.25% of average daily net assets for the Premier Money Market Shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, respectively, up to 0.075% (currently 0.01%) of the average daily net assets for the Institutional Money Market Shares of the Money Market Portfolio and 0.10% of the average daily net assets for the Premium Reserve Shares of the Money Market Portfolio.

For the year ended April 30, 2003, the Distribution Fee was as follows:

Portfolio	Distribution Fee	Unpaid at April 30, 2003
Money Market Portfolio:
Institutional Money Market Shares	$ 11,348	$ 1,410
Premier Money Market Shares	7,327,273	630,417
Premium Reserve Money Market Shares	142,665	11,134
Service Shares	17,354,106	942
Government Securities Portfolio:
Premier Money Market Shares	$ 4,100,439	$ 359,376
Service Shares	1,006,742	515
Tax-Exempt Portfolio:
Premier Money Market Shares	$ 443,507	$ 40,102
Service Shares	777,593	148

In addition, SDI provides information and administrative services to the Premier Money Market Shares of the Money Market Portfolio, Government Securities Portfolio and the Tax-Exempt Portfolio, the Premium Reserve Money Market Shares and the Institutional Money Market Shares of the Money Market Portfolio and the Scudder Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio which pay SDI a fee ("Service Fee") as follows:

The Premier Money Market Shares of each Portfolio pay SDI an annual fee of 0.25% of average daily net assets. The Premium Reserve Money Market Shares of the Money Market Portfolio pay SDI an annual fee of 0.15% of average daily net assets. The Institutional Money Market Shares of the Money Market Portfolio pay SDI an annual fee of up to 0.15% (currently 0.01%) of average daily net assets. The Scudder Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio pay SDI an annual fee of up to 0.25% (currently 0.16%) of average daily net assets. A portion of these fees may be paid pursuant to a Rule 12b-1 Plan.

For the year ended April 30, 2003, the Service Fee was as follows:

Portfolio	Service Fee	Unpaid at April 30, 2003
Money Market Portfolio:
Institutional Money Market Shares	$ 11,348	$ 1,997
Premier Money Market Shares	7,327,273	630,417
Premium Reserve Money Market Shares	213,998	16,700
Government Securities Portfolio:
Premier Money Market Shares	$ 4,100,439	$ 359,376
Tax-Exempt Portfolio:
Scudder Tax-Exempt Cash Managed Shares	$ 437,648	$ 44,325
Premier Money Market Shares	439,884	39,309

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Trust has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Portfolio's expenses. During the year ended April 30, 2003, the Money Market Portfolio's, Government Securities Portfolio's and Tax-Exempt Portfolio's custody and transfer agent fees were reduced as follows:

Portfolio	Custodian Fee ($)	Transfer Agent Fees ($)
Money Market Portfolio	12,230	1,182
Government Securities Portfolio	1,177	317
Tax-Exempt Portfolio	705	-

4. Line of Credit

The Trust and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. During the period the Money Market Portfolio and Government Securities Portfolio had borrowings on the line of credit.

5. Redemption in Kind

The Government Securities Portfolio and Tax-Exempt Portfolio satisfied a redemption request on October 7, 2002 with a single broker dealer redeeming $356,270,610 and $316,944,356, respectively. The Money Market Portfolio satisfied a redemption request on October 15, 2002 and October 21, 2002 with a single broker dealer redeeming $2,872,672,684 and $2,829,067,473, respectively.

6. Share Transactions

The following table summarizes share and dollar activity in the Portfolios:

Money Market Portfolio	Year Ended April 30, 2003		Year Ended April 30, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Money Market Shares	981,607,682	$ 981,607,682	1,837,042,455	$ 1,837,040,546
Institutional Select Money Market Shares*	1,000	1,000	-	-
Premier Money Market Shares	3,448,500,422	3,448,500,422	2,190,788,823	2,190,888,556
Premium Reserve Money Market Shares	180,254,844	180,254,845	274,127,759	274,131,313
Service Shares	8,189,055,567	8,189,055,566	28,208,394,516	28,208,729,760
		$ 12,799,419,515		$ 32,510,790,175
Shares issued to shareholders in reinvestment of distributions
Institutional Money Market Shares	1,329,016	$ 1,329,016	4,625,450	$ 4,625,450
Institutional Select Money Market Shares*	4	4	-	-
Premier Money Market Shares	23,841,865	23,841,865	56,779,026	56,779,026
Premium Reserve Money Market Shares	1,669,719	1,669,719	3,650,435	3,650,435
Service Shares	23,402,005	23,402,005	169,185,174	169,185,185
		$ 50,242,609		$ 234,240,096
Shares redeemed
Institutional Money Market Shares	(972,702,657)	$ (972,702,657)	(2,028,958,510)	$ (2,028,958,510)
Premier Money Market Shares	(3,002,440,948)	(3,002,440,948)	(1,930,401,758)	(1,930,401,758)
Premium Reserve Money Market Shares	(182,931,703)	(182,931,703)	(250,033,526)	(250,033,526)
Service Shares	(14,963,727,900)	(14,963,727,900)	(29,254,836,976)	(29,254,837,268)
		$ (19,121,803,208)		$ (33,464,231,062)
Net increase (decrease)
Institutional Money Market Shares	10,234,041	$ 10,234,041	(187,290,605)	$ (187,292,514)
Institutional Select Money Market Shares*	1,004	1,004	-	-
Premier Money Market Shares	469,901,339	469,901,339	317,166,091	317,265,824
Premium Reserve Money Market Shares	(1,007,140)	(1,007,139)	27,744,668	27,748,222
Service Shares	(6,751,270,328)	(6,751,270,329)	(877,257,286)	(876,922,323)
		$ (6,272,141,084)		$ (719,200,791)

* For the period from December 2, 2002 (commencement of sales for Institutional Select Money Market Shares) to April 30, 2003.
Government Securities Portfolio	Year Ended April 30, 2003		Year Ended April 30, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Premier Money Market Shares	1,261,183,382	$ 1,261,183,383	767,561,731	$ 767,491,733
Service Shares	481,535,152	481,535,150	1,599,072,193	1,599,030,486
		$ 1,742,718,533		$ 2,366,522,219
Shares issued to shareholders in reinvestment of distributions
Premier Money Market Shares	11,505,294	$ 11,505,294	29,894,127	$ 29,894,127
Service Shares	1,662,779	1,662,779	10,719,737	10,719,737
		$ 13,168,073		$ 40,613,864
Shares redeemed
Premier Money Market Shares	(932,860,670)	$ (932,860,670)	(712,981,497)	$ (712,981,496)
Service Shares	(899,672,982)	(899,672,982)	(1,726,559,157)	(1,726,559,157)
		$ (1,832,533,652)		$ (2,439,540,653)
Net increase (decrease)
Premier Money Market Shares	339,828,006	$ 339,828,007	84,474,361	$ 84,404,364
Service Shares	(416,475,051)	(416,475,053)	(116,767,227)	(116,808,934)
		$ (76,647,046)		$ (32,404,570)

Tax-Exempt Portfolio	Year Ended April 30, 2003		Year Ended April 30, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Scudder Tax-Exempt Cash Institutional Shares	730,393,708	$ 730,393,708	1,390,985,356	$ 1,390,988,691
Scudder Tax-Exempt Cash Managed Shares	545,198,755	545,198,755	343,454,577	343,408,667
Premier Money Market Shares	736,255,708	736,255,708	207,818,227	207,807,144
Service Shares	525,599,601	525,599,601	2,061,101,997	2,060,851,661
		$ 2,537,447,772		$ 4,003,056,163
Shares issued to shareholders in reinvestment of distributions
Scudder Tax-Exempt Cash Institutional Shares	440,726	$ 440,726	765,956	$ 765,956
Scudder Tax-Exempt Cash Managed Shares	24,289	24,289	200,609	200,609
Premier Money Market Shares	780,204	780,204	1,345,063	1,345,063
Service Shares	903,938	903,938	6,317,353	6,317,353
		$ 2,149,157		$ 8,628,981
Shares redeemed
Scudder Tax-Exempt Cash Institutional Shares	(649,179,374)	$ (649,179,374)	(1,371,210,204)	$ (1,371,223,631)
Scudder Tax-Exempt Cash Managed Shares	(480,624,853)	(480,624,853)	(323,779,380)	(323,779,380)
Premier Money Market Shares	(656,269,399)	(656,269,399)	(194,906,403)	(194,906,403)
Service Shares	(957,925,126)	(957,925,126)	(2,150,231,723)	(2,150,231,724)
		$ (2,743,998,752)		$ (4,040,141,138)
Net increase (decrease)
Scudder Tax-Exempt Cash Institutional Shares	81,655,060	$ 81,655,060	20,541,108	$ 20,531,016
Scudder Tax-Exempt Cash Managed Shares	64,598,191	64,598,191	19,875,806	19,829,896
Premier Money Market Shares	80,766,513	80,766,513	14,256,887	14,245,804
Service Shares	(431,421,587)	(431,421,587)	(82,812,373)	(83,062,710)
		$ (204,401,823)		$ (28,455,994)

Report of Independent Auditors

The Board of Trustees and Shareholders
Cash Account Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Cash Account Trust (comprising the Money Market, Government Securities and Tax-Exempt Portfolios), as of April 30, 2003, the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising Cash Account Trust at April 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
June 20, 2003

Tax Information (Unaudited)

For the Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2003, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you specific questions about your account, please call 1-800-621-1048.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of April 30, 2003. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the fund.

Non-Interested Trustees
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
John W. Ballantine (57) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Enron Corporation (energy trading firm) (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak Brook Bank; Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing systems).	82
Lewis A. Burnham (70) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company (1990-1998); prior thereto, Executive Vice President, Anchor Glass Container Corporation.	82
Donald L. Dunaway (66) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994).	82
James R. Edgar (56) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty-care products).	82
Paul K. Freeman (53) Trustee, 2002-present	President, Cook Street Holdings (consulting); Adjunct Professor, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998).	82
Robert B. Hoffman (66) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999).	82
Shirley D. Peterson (61) Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), U.S. Department of Justice. Directorships: Bethlehem Steel Corp.; Federal Mogul Corp.; Trustee, Bryn Mawr College.	82
Fred B. Renwick (73) Trustee, 1988-present	Retired; Professor Emeritus of Finance, New York University, Stern School of Business (2001-present); formerly, Professor, New York University Stern School of Business (1965-2001). Directorships: The Wartburg Foundation; The Investment Fund for Foundations; Chairman, Finance Committee of Morehouse College Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America; member of the Investment Committee of Atlanta University Board of Trustees; Chair of the Investment Committee, American Bible Society Board of Trustees.	82
William P. Sommers (69) Trustee, 1979-present	Retired; formerly, President and Chief Executive Officer, SRI International (research and development) (1994-1998); prior thereto, Executive Vice President, lameter (medical information and educational service provider); Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm). Directorships: PSI Inc. (satellite engineering and components); Evergreen Solar, Inc. (develop/manufacture solar electric system engines); H2 Gen (manufacture hydrogen generators); Zassi Medical Evolutions, Inc. (specialists in intellectual property opportunities in medical device arena); Guckenheimer Enterprises (executive food services).
		82
John G. Weithers (69) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange. Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; Records Management Systems.	82

Interested Trustees and Officers[2]
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Richard T. Hale[4] (57) Chairman and Trustee, 2002-present President, 2003-present	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999)
200
Steven H. Boyd[3] (32) Vice President, 2002-present	Vice President, Deutsche Asset Management (1998 to present); prior thereto, analyst for Union Bank of Switzerland and municipal research analyst for ABN AMRO Securities	n/a
Philip J. Collora (57) Vice President and Assistant Secretary, 1986-present	Director, Deutsche Asset Management	n/a
Daniel O. Hirsch[4] (49) Vice President and Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)
n/a
Kenneth Murphy[5] (39) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); Vice President, Scudder Distributors, Inc. (December 2002-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Gary R. Pollack[3] (49) Vice President, 2002-present	Director, Deutsche Asset Management	n/a
Darlene Rasel[3] (51) Vice President, 2002-present	Managing Director, Deutsche Asset Management	n/a
Charles A. Rizzo[5] (45) Treasurer, 2002-present	Director, Deutsche Asset Management (April 2000 to present); formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
n/a
Brenda Lyons[5] (40) Assistant Treasurer, 1998-present	Managing Director, Deutsche Asset Management	n/a
John Millette[5] (40) Secretary, 2001-present	Director, Deutsche Asset Management	n/a
Caroline Pearson[5] (41) Assistant Secretary, 1998-present	Managing Director, Deutsche Asset Management	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.
3 Address: 280 Park Avenue, New York, New York.
4 Address: One South Street, Baltimore, Maryland
5 Address: Two International Place, Boston, Massachusetts

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by a Cash Account Trust prospectus.

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIERS AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the six month period ended April 30, 2003, management identified an issue related to a different registrant within the Scudder fund complex.
Management discussed the issue with the Registrant's Audit Committee and auditors and instituted additional procedures to enhance its internal controls over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Money Market Portfolio, Government
                                    Securities Portfolio and Tax-Exempt
                                    Portfolio, each a series of
                                    Cash Account Trust

By:                                 /s/Richard T. Hale
                                    ------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               6/30/03
                                    ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Money Market Portfolio, Government
                                    Securities Portfolio and Tax-Exempt
                                    Portfolio, each a series of
                                    Cash Account Trust

By:                                 /s/Richard T. Hale
                                    ------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               6/30/03
                                    ------------------------------

By:                                 /s/Charles A. Rizzo
                                    ------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               6/30/03
                                    ------------------------------